Acquisitions and Divestitures - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) a	Aug. 31, 2017
Business Acquisition [Line Items]
Area acquired in leasehold property | a			23,400
Cash consideration for interest acquired in leasehold property			$ 49.7
Accounts payable and accrued liabilities
Business Acquisition [Line Items]
Costs incurred for acquisition of acreage			$ 63.0
Linn
Business Acquisition [Line Items]
Ownership percentage		50.00%
Equity units issued in acquisition		$ 1,300.0
Roan LLC | Linn
Business Acquisition [Line Items]
Ownership percentage				50.00%
Cash consideration for interest acquired in leasehold property	$ 22.9